Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 12,895.7		₨ 12,756.9
Additional operating lease commitments with leases which have not yet commenced	187.8
Operating lease expense	₨ 12,820.3	$ 175.3	11,692.3
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	9 years
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	15 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 8,437.8		₨ 10,203.1